As filed with the Securities and Exchange Commission on May 22, 2017

1933 Act Registration No. 033-43089

1940 Act Registration No. 811-06431

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds II certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 22nd day of May, 2017.

AMG FUNDS II

By:	/s/ Donald S. Rumery
Donald S. Rumery Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	May 22, 2017
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	May 22, 2017
Christine C. Carsman

/s/ Edward J. Kaier*	Trustee	May 22, 2017
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	May 22, 2017
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	May 22, 2017
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	May 22, 2017
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	May 22, 2017
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	May 22, 2017
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	May 22, 2017
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	May 22, 2017
Jeffrey T. Cerutti	Principal Executive Officer
(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	May 22, 2017
Donald S. Rumery	Chief Financial Officer, and (Principal Financial Officer) (Principal Accounting Officer)

(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-43089 and 811-06431 (filed April 28, 2017)

Date: May 22, 2017

AMG Funds II

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase